Share-Based Compensation - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 8.3	$ 6.2
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	1.2	0.8
Share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 7.1	$ 5.4